Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (285.3)	$ (4.3)	₨ (300.8)	₨ (287.9)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	11,366.4	171.6	8,552.5	6,659.7
Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	22.9	0.3	73.4	110.8
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(3,794.7)	(57.3)	(2,400.9)	(2,519.9)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(28.1)	$ (0.4)	(27.6)	(28.9)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(72.5)		(76.0)	(88.3)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	1,788.3		1,443.7	1,308.1
Principal Owner | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,451.6)		(1,377.9)	(839.9)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(20.5)		(20.4)	(17.2)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(212.8)		(224.8)	(199.6)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	9,578.1		7,108.8	5,351.6
Others | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	22.9		73.4	110.8
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(1,343.1)		(1,023.0)	(1,680.0)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (7.6)		₨ (7.2)	₨ (11.7)